Subordinated liabilities - HSBC's subordinated liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,682,252	$ 2,711,852
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	35,275	36,431
Subordinated liabilities | HSBC Subsidiaries
Disclosure of financial liabilities [line items]
Financial liabilities	3,144	4,154
Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	32,131	32,277
At amortised cost | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	25,958	24,954
At amortised cost | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	25,080	23,149
At amortised cost | – preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	878	1,805
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	138,727	141,426
Financial liabilities designated at fair value | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	9,317	11,477
Financial liabilities designated at fair value | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	9,317	11,477
Financial liabilities designated at fair value | – preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 0	$ 0